Derivative Financial Instruments (Aggregate Fair Value of Derivative Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 698	¥ 790
Collateral provided to counterparties in the normal course of business	658	746
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 40	¥ 44